STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2011

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap 400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services, LLC, an affiliate of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a "License Agreement" with Standard & Poor's Financial Services, LLC and SPDR S&P MidCap 400 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust, is not, however, sponsored by or affiliated with Standard & Poor's Financial Services, LLC or The McGraw-Hill Companies, Inc.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2011

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.TM

STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2011

Common Stock	Shares	Value
99 Cents Only Stores*	381,616	$7,029,367
Aaron's, Inc.	635,142	16,037,335
ACI Worldwide, Inc.*	270,258	7,442,905
Acuity Brands, Inc.	349,948	12,612,126
Acxiom Corp.*	658,317	7,004,493
ADTRAN, Inc.	520,299	13,767,112
Advance Auto Parts, Inc.	595,376	34,591,346
Advent Software, Inc.*	265,963	5,545,329
Aecom Technology Corp.*	964,498	17,042,680
Aeropostale, Inc.*	651,924	7,047,298
Affiliated Managers Group, Inc.*	420,343	32,807,771
AGCO Corp.*	778,975	26,929,166
AGL Resources, Inc.	633,544	25,810,583
Alaska Air Group, Inc.*	290,732	16,365,304
Albemarle Corp.	740,783	29,927,633
Alexander & Baldwin, Inc.	336,655	12,298,007
Alexandria Real Estate Equities, Inc.	500,082	30,700,034
Alliance Data Systems Corp.*	411,150	38,113,605
Alliant Energy Corp.	896,133	34,662,424
Alliant Techsystems, Inc.	266,053	14,502,549
Allscripts Healthcare Solutions, Inc.*	1,517,741	27,349,693
AMC Networks, Inc., Class A*	462,823	14,787,195
American Campus Communities, Inc.	561,463	20,892,038
American Eagle Outfitters, Inc.	1,573,763	18,444,502
American Financial Group, Inc.	633,076	19,669,671
American Greetings Corp., Class A	328,399	6,075,381
Amerigroup Corp.*	400,880	15,638,329
AMETEK, Inc.	1,303,880	42,988,924
Ann, Inc.*	421,765	9,633,113
ANSYS, Inc.*	744,744	36,522,246
AOL, Inc.*	863,735	10,364,820
Apollo Investment Corp.	1,585,801	11,925,223
Aptargroup, Inc.	539,196	24,085,885
Aqua America, Inc.	1,117,579	24,106,179
Arch Coal, Inc.	1,720,559	25,085,750
Arrow Electronics, Inc.*	927,924	25,777,729
Arthur J Gallagher & Co.	908,660	23,897,758
Ascena Retail Group, Inc.*	554,743	15,016,893
Ashland, Inc.	629,991	27,807,803

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Aspen Insurance Holdings Ltd.	572,005	$13,178,995
Associated Banc-Corp.	1,400,152	13,021,414
Astoria Financial Corp.	676,379	5,201,354
Atmel Corp.*	3,759,129	30,336,171
Atmos Energy Corp.	729,009	23,656,342
Atwood Oceanics, Inc.*	456,135	15,672,799
Avnet, Inc.*	1,233,860	32,179,069
Bally Technologies, Inc.*	358,131	9,662,374
BancorpSouth, Inc.	586,500	5,149,470
Bank of Hawaii Corp.	380,471	13,849,144
Barnes & Noble, Inc.	330,440	3,909,105
BE Aerospace, Inc.*	832,972	27,579,703
Bill Barrett Corp.*	383,911	13,912,935
Bio-Rad Laboratories, Inc., Class A*	158,618	14,397,756
Black Hills Corp.	318,463	9,757,706
Bob Evans Farms, Inc.	244,914	6,984,947
BorgWarner, Inc.*	885,069	53,573,227
BRE Properties, Inc.	603,478	25,551,258
Brinker International, Inc.	667,601	13,966,213
Brink's Co.	377,802	8,806,565
Broadridge Financial Solutions, Inc.	997,658	20,092,832
Brown & Brown, Inc.	934,790	16,639,262
Cabot Corp.	528,164	13,087,904
Cadence Design Systems, Inc.*	2,172,913	20,077,716
Camden Property Trust	574,711	31,758,530
Carbo Ceramics, Inc.	160,839	16,490,823
Career Education Corp.*	486,528	6,349,190
Carlisle Cos., Inc.	497,454	15,858,833
Carpenter Technology Corp.	356,628	16,009,031
Catalyst Health Solutions, Inc.*	402,714	23,232,571
Cathay General Bancorp	634,987	7,226,152
Charles River Laboratories International, Inc.*	414,695	11,868,571
Cheesecake Factory, Inc.*	454,942	11,214,320
Chico's FAS, Inc.	1,390,371	15,891,941
Church & Dwight Co., Inc.	1,159,235	51,238,187
Ciena Corp.*	782,305	8,761,816
Cimarex Energy Co.	690,939	38,485,302
City National Corp.	377,990	14,272,902
Clean Harbors, Inc.*	380,985	19,544,530

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Cleco Corp.	493,052	$16,832,795
Collective Brands, Inc.*	489,075	6,338,412
Commerce Bancshares, Inc.	624,168	21,689,838
Commercial Metals Co.	932,904	8,871,917
Community Health Systems, Inc.*	752,670	12,524,429
Compass Minerals International, Inc.	265,678	17,741,977
Comstock Resources, Inc.*	384,734	5,947,988
Concur Technologies, Inc.*	374,937	13,955,155
Convergys Corp.*	969,030	9,089,501
Con-way, Inc.	448,730	9,930,395
Cooper Cos., Inc.	385,452	30,508,526
Copart, Inc.*	455,516	17,819,786
Corelogic, Inc.*	859,249	9,168,187
Corn Products International, Inc.	619,603	24,313,222
Corporate Executive Board Co.	279,053	8,315,779
Corporate Office Properties Trust SBI MD	580,669	12,646,971
Corrections Corp. of America*	865,414	19,636,244
Cousins Properties, Inc.	837,487	4,899,299
Covance, Inc.*	490,481	22,292,361
Crane Co.	393,806	14,054,936
Cree, Inc.*	934,260	24,272,075
Cullen/Frost Bankers, Inc.	494,523	22,678,825
Cypress Semiconductor Corp.*	1,388,313	20,783,046
Cytec Industries, Inc.	400,387	14,069,599
Deckers Outdoor Corp.*	311,006	29,004,420
Deluxe Corp.	412,074	7,664,576
Dick's Sporting Goods, Inc.*	777,586	26,018,028
Diebold, Inc.	518,432	14,262,064
Digital River, Inc.*	320,444	6,642,804
Dollar Tree, Inc.*	985,205	73,998,748
Domtar Corp.	323,639	22,062,471
Donaldson Co., Inc.	609,627	33,407,560
DPL, Inc.	952,411	28,705,668
DreamWorks Animation SKG, Inc., Class A*	573,215	10,421,049
Dresser-Rand Group, Inc.*	644,315	26,114,087
Dril-Quip, Inc.*	278,172	14,996,252
DST Systems, Inc.	285,585	12,517,191
Duke Realty Corp.	2,041,174	21,432,327
East West Bancorp, Inc.	1,202,469	17,928,813

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Eastman Kodak Co.*	2,172,489	$1,694,759
Eaton Vance Corp.	947,391	21,098,398
Endo Pharmaceuticals Holdings, Inc.*	941,413	26,350,150
Energen Corp.	582,010	23,798,389
Energizer Holdings, Inc.*	555,235	36,889,813
Equinix, Inc.*	379,787	33,736,479
Equity One, Inc.	481,401	7,635,020
Essex Property Trust, Inc.	264,227	31,717,809
Esterline Technologies Corp.*	247,184	12,814,019
Everest Re Group Ltd.	438,857	34,836,469
Exterran Holdings, Inc.*	516,260	5,018,047
FactSet Research Systems, Inc.	370,068	32,924,950
Fair Isaac Corp.	311,784	6,806,245
Fairchild Semiconductor International, Inc., Class A*	1,030,985	11,134,638
Federal Realty Investment Trust	507,145	41,793,819
Fidelity National Financial, Inc., Class A	1,804,618	27,394,101
First American Financial Corp.	850,637	10,888,154
First Niagara Financial Group, Inc.	2,380,983	21,785,994
FirstMerit Corp.	882,065	10,020,258
Flowers Foods, Inc.	914,263	17,791,558
Foot Locker, Inc.	1,235,091	24,812,978
Forest Oil Corp.*	923,490	13,298,256
Fossil, Inc.*	427,980	34,692,059
FTI Consulting, Inc.*	335,551	12,351,632
Fulton Financial Corp.	1,613,263	12,341,462
Gardner Denver, Inc.	422,532	26,851,909
Gartner, Inc.*	779,424	27,178,515
GATX Corp.	376,282	11,660,979
General Cable Corp.*	421,211	9,835,277
Gen-Probe, Inc.*	389,054	22,273,341
Gentex Corp.	1,155,632	27,792,950
Global Payments, Inc.	648,675	26,199,983
Graco, Inc.	491,345	16,774,518
Granite Construction, Inc.	281,045	5,275,215
Great Plains Energy, Inc.	1,098,218	21,195,607
Green Mountain Coffee Roasters, Inc.*	1,038,373	96,506,387
Greenhill & Co., Inc.	235,203	6,724,454
Greif, Inc., Class A	248,407	10,654,176

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Guess?, Inc.	539,392	$15,367,278
Hancock Holding Co.	683,877	18,314,226
Hanesbrands, Inc.*	784,355	19,616,719
Hanover Insurance Group, Inc.	367,097	13,031,943
Hansen Natural Corp.*	622,411	54,330,256
Harsco Corp.	651,728	12,637,006
Hawaiian Electric Industries, Inc.	774,187	18,797,260
HCC Insurance Holdings, Inc.	888,207	24,025,999
Health Management Associates, Inc., Class A*	2,051,798	14,198,442
Health NET, Inc.*	719,323	17,055,148
Helix Energy Solutions Group, Inc.*	855,454	11,206,447
Henry Schein, Inc.*	746,228	46,273,598
Herman Miller, Inc.	469,412	8,383,698
Highwoods Properties, Inc.	584,597	16,520,711
Hill-Rom Holdings, Inc.	509,948	15,308,639
HNI Corp.	361,599	6,917,389
Hollyfrontier Corp.	1,696,169	44,473,551
Hologic, Inc.*	2,116,667	32,194,505
Home Properties, Inc.	383,209	21,750,943
Hospitality Properties Trust	996,843	21,162,977
Hubbell, Inc., Class B	484,014	23,978,054
Huntington Ingalls Industries, Inc.*	394,066	9,587,626
IDACORP, Inc.	401,401	15,164,930
IDEX Corp.	670,828	20,903,000
IDEXX Laboratories, Inc.*	459,000	31,657,230
Informatica Corp.*	861,421	35,275,190
Ingram Micro, Inc., Class A*	1,271,282	20,505,779
Integrated Device Technology, Inc.*	1,180,324	6,078,669
International Bancshares Corp.	430,731	5,664,113
International Rectifier Corp.*	565,367	10,527,134
International Speedway Corp., Class A	230,256	5,259,047
Intersil Corp., Class A	1,016,383	10,458,581
Intrepid Potash, Inc.*	425,050	10,570,993
Itron, Inc.*	328,611	9,694,024
ITT Educational Services, Inc.*	163,656	9,423,312
Jack Henry & Associates, Inc.	697,627	20,217,230
JB Hunt Transport Services, Inc.	747,356	26,994,499
Jefferies Group, Inc.	1,191,584	14,787,557
JetBlue Airways Corp.*	1,648,065	6,757,066

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
John Wiley & Sons, Inc., Class A	383,568	$17,038,091
Jones Lang LaSalle, Inc.	350,731	18,171,373
Kansas City Southern*	886,736	44,301,331
KB Home	583,021	3,416,503
KBR, Inc.	1,217,576	28,771,321
Kemper Corp.	405,212	9,708,879
Kennametal, Inc.	656,121	21,481,402
Kindred Healthcare, Inc.*	420,787	3,627,184
Kinetic Concepts, Inc.*	503,032	33,144,778
Kirby Corp.*	449,334	23,652,942
Korn/Ferry International*	380,178	4,634,370
Lam Research Corp.*	999,520	37,961,770
Lamar Advertising Co., Class A*	472,566	8,047,799
Lancaster Colony Corp.	161,165	9,832,677
Landstar System, Inc.	385,305	15,242,666
Lender Processing Services, Inc.	681,362	9,327,846
Lennox International, Inc.	428,958	11,058,537
Liberty Property Trust	933,942	27,187,052
Life Time Fitness, Inc.*	341,798	12,595,256
LifePoint Hospitals, Inc.*	419,887	15,384,660
Lincare Holdings, Inc.	754,329	16,972,402
Lincoln Electric Holdings, Inc.	679,924	19,724,595
LKQ Corp.*	1,182,382	28,566,349
Louisiana-Pacific Corp.*	1,067,075	5,442,082
Macerich Co.	1,065,180	45,408,623
Mack-Cali Realty Corp.	702,887	18,802,227
Manpower, Inc.	661,566	22,241,849
ManTech International Corp., Class A	186,888	5,864,545
Martin Marietta Materials, Inc.	368,869	23,319,898
Masimo Corp.	483,924	10,476,955
Matthews International Corp., Class A	236,055	7,261,052
MDC Holdings, Inc.	303,185	5,135,954
MDU Resources Group, Inc.	1,524,436	29,253,927
Medicis Pharmaceutical Corp., Class A	511,611	18,663,569
Mednax, Inc.*	393,789	24,666,943
Mentor Graphics Corp.*	753,497	7,248,641
Mercury General Corp.	292,199	11,205,832
Meredith Corp.	301,592	6,828,043
Mettler-Toledo International, Inc.*	257,462	36,034,381

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
MICROS Systems, Inc.*	652,445	$28,648,860
Mine Safety Appliances Co.	248,432	6,697,727
Minerals Technologies, Inc.	145,961	7,191,498
Mohawk Industries, Inc.*	460,822	19,773,872
MSC Industrial Direct Co., Class A	376,995	21,285,138
MSCI, Inc., Class A*	972,705	29,502,143
National Fuel Gas Co.	667,992	32,517,851
National Instruments Corp.	746,924	17,074,683
NCR Corp.*	1,270,133	21,452,546
NeuStar, Inc., Class A*	592,291	14,890,196
New York Community Bancorp, Inc.	3,532,060	42,031,514
New York Times Co., Class A*	976,272	5,672,140
Newmarket Corp.	88,248	13,402,224
Nordson Corp.	481,450	19,132,823
Northern Oil And Gas, Inc.*	509,809	9,885,196
NSTAR	836,427	37,480,294
NV Energy, Inc.	1,905,544	28,030,552
NVR, Inc.*	43,857	26,488,751
Oceaneering International, Inc.	876,373	30,971,022
Office Depot, Inc.*	2,261,185	4,658,041
OGE Energy Corp.	791,099	37,806,621
Oil States International, Inc.*	414,475	21,105,067
Old Republic International Corp.	2,062,015	18,393,174
Olin Corp.	647,424	11,660,106
Omega Healthcare Investors, Inc.	832,475	13,261,327
Omnicare, Inc.	935,116	23,780,000
Oshkosh Corp.*	736,251	11,588,591
Overseas Shipholding Group, Inc.	211,555	2,906,766
Owens & Minor, Inc.	514,846	14,662,814
Packaging Corp. of America	805,244	18,762,185
Panera Bread Co., Class A*	245,697	25,537,746
Parametric Technology Corp.*	948,271	14,584,408
Patriot Coal Corp.*	737,450	6,238,827
Patterson-UTI Energy, Inc.	1,256,836	21,793,536
Pentair, Inc.	797,501	25,528,007
Perrigo Co.	749,300	72,764,523
PetSmart, Inc.	910,351	38,826,470
Pharmaceutical Product Development, Inc.	919,667	23,598,655
Plains Exploration & Production Co.*	1,138,525	25,855,903

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Plantronics, Inc.	377,068	$10,727,585
PNM Resources, Inc.	699,856	11,498,634
Polaris Industries, Inc.	558,215	27,894,004
Polycom, Inc.*	1,428,169	26,235,465
Potlatch Corp.	324,503	10,228,335
Prosperity Bancshares, Inc.	378,634	12,373,759
Protective Life Corp.	683,844	10,688,482
Pvh Corp.	545,484	31,768,988
QLogic Corp.*	839,284	10,642,121
Quest Software, Inc.*	471,617	7,489,278
Questar Corp.	1,433,307	25,383,867
Quicksilver Resources, Inc.*	967,208	7,331,437
Rackspace Hosting, Inc.*	831,920	28,401,749
RadioShack Corp.	805,676	9,361,955
Ralcorp Holdings, Inc.*	445,185	34,150,141
Raymond James Financial, Inc.	828,114	21,497,839
Rayonier, Inc.	983,639	36,188,079
Realty Income Corp.	1,024,428	33,027,559
Regal-Beloit Corp.	335,257	15,213,963
Regency Centers Corp.	725,962	25,648,237
Regis Corp.	466,131	6,567,786
Reinsurance Group of America, Inc., Class A	598,290	27,491,425
Reliance Steel & Aluminum Co.	604,643	20,563,908
Rent-A-Center, Inc., Class A	497,731	13,662,716
ResMed, Inc.*	1,223,546	35,225,889
RF Micro Devices, Inc.*	2,231,534	14,147,926
Riverbed Technology, Inc.*	1,254,822	25,046,247
Rock-Tenn Co., Class A	574,996	27,990,805
Rollins, Inc.	521,933	9,765,366
Rovi Corp.*	898,403	38,613,361
RPM International, Inc.	1,058,762	19,798,849
Ruddick Corp.	396,821	15,472,051
Ryland Group, Inc.	358,588	3,818,962
Saks, Inc.*	1,291,927	11,304,361
Scholastic Corp.	203,384	5,700,853
Scientific Games Corp., Class A*	468,638	3,336,703
Scotts Miracle-Gro Co., Class A	360,344	16,071,342
SEI Investments Co.	1,208,904	18,592,943
Semtech Corp.*	527,830	11,137,213

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Senior Housing Properties Trust	1,238,440	$26,675,998
Sensient Technologies Corp.	404,405	13,163,383
Service Corp. International	1,913,678	17,529,290
Shaw Group, Inc.*	583,347	12,681,964
Silgan Holdings, Inc.	402,103	14,773,264
Silicon Laboratories, Inc.*	357,378	11,975,737
Skyworks Solutions, Inc.*	1,504,126	26,984,020
SL Green Realty Corp.	690,091	40,128,792
SM Energy Co.	514,626	31,212,067
Smithfield Foods, Inc.*	1,332,426	25,982,307
Solera Holdings, Inc.	572,070	28,889,535
Sonoco Products Co.	806,630	22,771,165
Sotheby's	545,468	15,038,553
Southern Union Co.	1,007,271	40,864,984
SPX Corp.	412,661	18,697,670
StanCorp Financial Group, Inc.	359,659	9,915,799
Steel Dynamics, Inc.	1,765,691	17,515,655
STERIS Corp.	478,565	14,007,598
Strayer Education, Inc.	96,961	7,434,000
Superior Energy Services, Inc.*	644,511	16,911,969
SVB Financial Group*	348,978	12,912,186
Synopsys, Inc.*	1,163,192	28,335,357
Synovus Financial Corp.	6,386,816	6,833,893
Taubman Centers, Inc.	467,444	23,517,108
TCF Financial Corp.	1,289,058	11,807,771
Tech Data Corp.*	350,470	15,150,818
Techne Corp.	299,420	20,363,554
Teleflex, Inc.	328,488	17,662,800
Telephone & Data Systems, Inc.	742,515	15,778,444
Temple-Inland, Inc.	877,297	27,520,807
Terex Corp.*	884,988	9,079,977
Thomas & Betts Corp.*	424,239	16,931,378
Thor Industries, Inc.	360,711	7,989,749
Thoratec Corp.*	482,396	15,745,405
TIBCO Software, Inc.*	1,313,680	29,413,295
Tidewater, Inc.	418,982	17,618,193
Timken Co.	681,534	22,367,946
Toll Brothers, Inc.*	1,187,610	17,137,212
Tootsie Roll Industries, Inc.	200,899	4,845,684

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
Towers Watson & Co., Class A	424,789	$25,393,886
Tractor Supply Co.	576,594	36,065,955
Transatlantic Holdings, Inc.	504,541	24,480,329
Trimble Navigation Ltd.*	991,566	33,267,039
Trinity Industries, Inc.	647,294	13,858,565
Triumph Group, Inc.	308,924	15,056,956
Trustmark Corp.	517,744	9,397,054
Tupperware Brands Corp.	489,409	26,300,840
tw Telecom, Inc., Class A*	1,216,932	20,103,717
UDR, Inc.	1,768,997	39,165,594
UGI Corp.	902,767	23,715,689
Under Armour, Inc., Class A*	295,565	19,628,472
Unit Corp.*	334,434	12,347,303
United Rentals, Inc.*	505,767	8,517,116
United Therapeutics Corp.*	419,088	15,711,609
Universal Corp.	187,556	6,725,758
Universal Health Services, Inc., Class B	789,506	26,843,204
URS Corp.*	642,762	19,064,321
UTI Worldwide, Inc.	829,805	10,820,657
Valassis Communications, Inc.*	380,382	7,128,359
Valley National Bancorp	1,372,669	14,536,565
Valmont Industries, Inc.	181,407	14,138,862
Valspar Corp.	754,663	23,553,032
ValueClick, Inc.*	668,941	10,408,722
Varian Semiconductor Equipment Associates, Inc.*	608,955	37,237,598
VCA Antech, Inc.*	699,220	11,173,536
Vectren Corp.	660,367	17,882,738
Verifone Systems, Inc.*	837,577	29,331,947
Vertex Pharmaceuticals, Inc.*	1,680,243	74,838,023
Vishay Intertechnology, Inc.*	1,269,029	10,609,082
Wabtec Corp.	389,608	20,598,575
Waddell & Reed Financial, Inc., Class A	694,982	17,381,500
Warnaco Group, Inc.*	347,173	16,001,204
Washington Federal, Inc.	890,517	11,345,187
Waste Connections, Inc.	912,711	30,867,886
Watsco, Inc.	228,785	11,690,913
Webster Financial Corp.	593,693	9,083,503
Weingarten Realty Investors	975,709	20,655,759

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Common Stock	Shares	Value
WellCare Health Plans, Inc.*	344,960	$13,101,581
Wendy's Co.	2,430,998	11,158,281
Werner Enterprises, Inc.	358,604	7,469,721
Westamerica Bancorporation	230,313	8,825,594
Westar Energy, Inc.	935,157	24,706,848
WGL Holdings, Inc.	414,230	16,183,966
Williams-Sonoma, Inc.	843,946	25,985,097
WMS Industries, Inc.*	449,994	7,915,394
Woodward, Inc.	483,399	13,245,133
Worthington Industries, Inc.	445,634	6,225,507
WR Berkley Corp.	916,525	27,211,627
Zebra Technologies Corp., Class A*	434,887	13,455,404
Total Investments (Cost $11,018,343,460)		$7,697,712,835

(*)  Non-income producing security for the year ended September 30, 2011.

The securities of the SPDR S&P MidCap 400 ETF Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
REITS	$601,940,012	7.82%
Retail	530,604,093	6.89%
Commercial Services	372,392,812	4.84%
Healthcare-Products	324,842,819	4.22%
Insurance	322,657,900	4.19%
Electric	313,893,267	4.08%
Semiconductors	288,142,133	3.74%
Software	275,655,943	3.58%
Banks	247,926,942	3.22%
Electronics	237,756,287	3.09%
Gas	229,814,409	2.99%
Oil & Gas Services	228,384,529	2.97%
Miscellaneous Manufacturing	188,502,963	2.45%
Chemicals	184,233,025	2.39%
Healthcare-Services	182,304,683	2.37%
Computers	177,805,853	2.31%
Pharmaceuticals	175,964,348	2.29%
Transportation	171,235,176	2.22%
Oil & Gas	154,645,458	2.01%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Industry Classification	Value	Percentage
Beverages	$150,836,643	1.96%
Machinery-Diversified	144,645,395	1.88%
Food	132,387,639	1.72%
Telecommunications	124,412,258	1.62%
Packaging & Containers	122,472,403	1.59%
Internet	118,967,869	1.54%
Biotechnology	116,815,959	1.52%
Diversified Financial Services	114,297,519	1.48%
Electrical Components & Equipment	113,692,067	1.48%
Distribution/Wholesale	110,117,914	1.43%
Household Products/Wares	99,685,752	1.30%
Apparel	84,250,813	1.09%
Media	82,951,272	1.08%
Engineering & Construction	82,835,500	1.08%
Savings & Loans	80,364,050	1.04%
Aerospace/Defense	69,953,226	0.91%
Forest Products & Paper	68,478,884	0.89%
Home Builders	63,987,131	0.83%
Environmental Control	57,110,143	0.74%
Hand/Machine Tools	56,419,959	0.73%
Iron/Steel	54,088,594	0.70%
Auto Parts & Equipment	53,573,227	0.70%
Metal Fabricate/Hardware	51,604,231	0.67%
Leisure Time	48,404,654	0.63%
Building Materials	39,820,518	0.52%
Coal	31,324,577	0.41%
Entertainment	28,679,173	0.37%
Water	24,106,179	0.31%
Airlines	23,122,371	0.30%
Textiles	19,773,872	0.26%
Real Estate	18,171,373	0.24%
Mining	17,741,977	0.23%
Office Furnishings	15,301,087	0.20%
Investment Companies	11,925,224	0.15%
Trucking & Leasing	11,660,979	0.15%
Auto Manufacturers	11,588,591	0.15%
Shipbuilding	9,587,626	0.12%
Machinery-Construction & Mining	9,079,977	0.12%
Advertising	8,047,799	0.10%
Agriculture	6,725,758	0.09%
Total	$7,697,712,835	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2011

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Trust's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,697,712,835	†	$—	$—	$7,697,712,835
Total	$7,697,712,835		$—	$—	$7,697,712,835

†  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2011
Assets:
Investments in securities, at value (cost $11,018,343,460)	$7,697,712,835
Cash	48,330,018
Receivable from Units created	167,626,794
Dividends receivable	7,838,416
Receivable from securities sold	322,456,066
Total Assets	$8,243,964,129
Liabilities:
Payable for Units redeemed	$300,480,668
Payable for securities purchased	190,281,515
Distribution payable	16,073,083
Payable to Sponsor	3,977,779
License fee payable	1,202,024
Accrued Trustee fees	740,113
Other accrued expenses	652,008
Total Liabilities	513,407,190
NET ASSETS	$7,730,556,939
Net Assets Represented By:
Interest of Unitholders (54,425,910 Units of fractional undivided interest (Units) outstanding; unlimited Units authorized)
Paid in capital	$12,234,439,379
Distributions in excess of net investment income	(22,700,019)
Accumulated net realized loss on investments	(1,160,551,796)
Unrealized depreciation of investments	(3,320,630,625)
NET ASSETS	$7,730,556,939
Number of Units outstanding	54,425,910
Net asset value per Unit	$142.04

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2011	2010	2009
Investment income
Dividend income	$136,639,649	$125,278,107	$110,616,973
Expenses
Printing and distribution expenses	12,447,233	9,657,134	6,588,294
Trustee fees and expenses	11,390,007	8,975,736	6,683,329
License fees	3,310,411	2,589,263	1,935,636
Audit fees	114,910	113,900	109,090
Legal fees	223,266	103,517	215,959
Other fees and expenses	156,373	182,504	316,549
Total expenses	27,642,200	21,622,054	15,848,857
Less: voluntary fee reduction by the Trustee (see Note 3)	(55,345)	(44,859)	(72,977)
Net expenses	27,586,855	21,577,195	15,775,880
Net investment income	109,052,794	103,700,912	94,841,093
Realized and unrealized gains (losses) on investments
Net realized losses	(124,291,616)	(293,975,833)	(1,155,621,079)
Net realized gains from in-kind redemptions	1,592,399,110	774,327,401	40,604,047
Net realized gains (losses)	1,468,107,494	480,351,568	(1,115,017,032)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,416,482,818)	686,290,567	601,009,975
Net realized and unrealized gains (losses) on investments	51,624,676	1,166,642,135	(514,007,057)
Net increase (decrease) in net assets resulting from operations	$160,677,470	$1,270,343,047	$(419,165,964)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2011	2010	2009
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$109,052,794	$103,700,912	$94,841,093
Net realized gains (losses) on investments and in-kind redemptions	1,468,107,494	480,351,568	(1,115,017,032)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,416,482,818)	686,290,567	601,009,975
Net increase (decrease) in net assets resulting from operations	160,677,470	1,270,343,047	(419,165,964)
Dividends and Distributions to Unitholders from:
Net investment income	(107,883,857)	(98,443,107)	(102,439,497)
Unitholder Transactions:
Proceeds from subscriptions of Trust Units	16,547,945,793	13,313,366,931	14,244,234,768
Reinvestment of dividends and distributions	233,644	444,935	753,705
Less: Redemptions of Trust Units	(19,186,517,255)	(12,115,633,927)	(14,123,323,990)
Increase (decrease) in net assets due to Unitholder transactions	(2,638,337,818)	1,198,177,939	121,664,483
Total increase (decrease)	(2,585,544,205)	2,370,077,879	(399,940,978)
Net Assets:
Beginning of year	10,316,101,144	7,946,023,265	8,345,964,243
End of year	$7,730,556,939	$10,316,101,144	$7,946,023,265
Distributions in excess of net investment income	$(22,700,019)	$(23,066,261)	$(28,206,271)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights
Selected Data for a Trust Unit

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Year	$145.66	$125.49	$132.13	$160.79	$137.56
Investment Operations:
Net investment income*	1.64	1.62	1.51	1.61	1.83
Net realized and unrealized gains (losses) on investments	(3.62)	20.09	(6.48)	(28.56)	23.39
Total from Investment Operations	(1.98)	21.71	(4.97)	(26.95)	25.22
Less Distributions from:
Net investment income	(1.64)	(1.54)	(1.67)	(1.71)	(1.99)
Net Asset Value, End of Year	$142.04	$145.66	$125.49	$132.13	$160.79
Total Investment Return**	(1.52)%	17.37%	(3.47)%	(16.84)%	18.37%
Ratios and Supplemental Data
Net assets, end of year (000's)	$7,730,557	$10,316,101	$7,946,023	$8,345,964	$9,978,116
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	0.99%	1.20%	1.50%	1.08%	1.26%
Portfolio turnover rate(2)	17.91%	14.93%	24.59%	28.95%	21.30%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 0.99% and 0.25% for the year ended September 30, 2011, 1.20% and 0.25% for the year ended September 30, 2010, 1.50% and 0.25% for the year ended September 30, 2009, 1.06% and 0.26% for the year ended September 30, 2008 and 1.25% and 0.26% for the year ended September 30, 2007. (See Note 3).

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Trust Units.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2011

Note 1 - Organization

SPDR® S&P MidCap 400® Trust ETF ("Trust") is a unit investment trust that issues securities called "Trust Units" or "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) ("Trustee") and PDR Services LLC ("Sponsor"), dated and executed as of April 27, 1995, as amended ("Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940. Trust Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM ("S&P MidCap 400 Index").

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market therefore is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (d) by any combination thereof.

The Trust adopted the authoritative guidance for fair value measurements. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. These levels of inputs are summarized at the end of the Schedule of Investments.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC") and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of Units, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2011, and has determined that no provision for income taxes is necessary for the year ended September 30, 2011. The tax returns of the Trust's 2008, 2009, and 2010 tax years and the year ended September 30, 2011 remain subject to audit. The Trust has no unrecognized tax benefits as of September 30, 2011.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York Mellon (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap 400 Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2011, 2010, and 2009 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor," a wholly-owned subsidiary of NYSE Amex LLC, an indirect wholly-owned subsidiary of NYSE Euronext) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2011, 2010 and 2009.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the year expenses fall below the expense limitation described above on any given day. At September 30, 2011, there is no outstanding amount to be repaid by the Trust to the Sponsor for expenses so reimbursed or assumed.

Note 4 - Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
	Units	Amount	Units	Amount
Units sold	101,250,000	$16,547,945,793	97,300,000	$13,313,366,931
Dividend reinvestment Units issued	1,380	233,644	3,479	444,935
Units redeemed	(117,650,000)	(19,186,517,255)	(89,800,000)	(12,115,633,927)
Net increase/(decrease)	(16,398,620)	$(2,638,337,818)	7,503,479	$1,198,177,939

	Year Ended September 30, 2009
	Units	Amount
Units sold	146,375,000	$14,244,234,768
Dividend reinvestment Units issued	7,489	753,705
Units redeemed	(146,225,000)	(14,123,323,990)
Net increase	157,489	$121,664,483

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units of 25,000 Units. Such transactions are permitted only on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 0.20% of current market value of one Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2011, the Trustee earned $1,077,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2011.

At September 30, 2011, the Trustee and its affiliates held $1,098,337,794, or 14.21% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2011 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $16,521,343,600, $19,152,242,733, $1,953,909,712 and $1,952,931,396, respectively.

Note 6 - U.S. Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2011. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

Cost of investments for federal income tax purposes	$11,112,316,229
Gross unrealized appreciation	$37,079,558
Gross unrealized depreciation	(3,451,682,952)
Net unrealized depreciation	$(3,414,603,394)
Distributable earnings, ordinary income	$9,743,962
Capital loss carryforwards expiring:
9/30/12	$(80,183,853)
9/30/16	(9,130,465)
9/30/17	(163,881,388)
9/30/18	(709,669,042)
$(962,864,748)

For the year ended September 30, 2011, the Trust expired $75,648,337 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains that offset will not be distributed to Unitholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At September 30, 2011 the Trust deferred $103,714,280 of capital losses arising subsequent to October 31, 2010. For tax purposes, such losses will be reflected in the year ending September 30, 2012.

The tax composition of dividends paid during the years ending September 30, 2011, September 30, 2010 and September 30, 2009 was ordinary income.

As of September 30, 2011, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions, expiration of capital loss carryforwards and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by $1,310,422,912, additional paid-in capital was increased by $1,311,225,607, and distributions in excess of net investment income was increased by $802,695.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

The Trustee directs all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal years ended September 30, 2011, 2010 and 2009, the Trust paid $2,829,012, $2,802,928 and $4,407,615, respectively, in commissions on trades to ConvergEx.

Note 9 - License Agreement

The License Agreement grants State Street Global Markets, LLC ("SSGM") a license to use the S&P MidCap 400 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and the Exchange have each received a sublicense from SSGM for the use of the S&P MidCap 400 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of Trust Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the Beneficial Owners of Trust Units.

Subsequent Event

On September 15, 2011, a dividend was declared. The distribution of $0.27 per share is payable on October 31, 2011, to Unitholders of record at the close of business on September 20, 2011. The ex-dividend date is September 16, 2011.

The Trustee has evaluated subsequent transactions and events after the balance sheet date through the date on which these financial statements were issued and, except as already included in the notes to the financial statements, has determined that no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P MidCap 400 ETF Trust (the "Trust") at September 30, 2011, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 29, 2011

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2011*

Total Trust Assets:	$8,243,964,129

Trust Net Assets:	$7,730,556,939

Number of Units:	54,425,910

Fractional Undivided Interest in Trust Represented by each Unit:	1/54,425,910

Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.

Trustee's Annual Fee:	From 0.10% to 0.14%, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)

Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$142.04

Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2020 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2011

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	47	3.73%
Between zero and 0.25%	500	39.68%
Bid/Ask Price Equal to NAV	15	1.19%
Between zero and -0.25%	663	52.62%
Less than -0.25%	35	2.78%
Total:	1,260	100.00%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/11 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	(1.52)%	9.85%	100.28%	393.48%
Return Based on Bid/Ask Price	(1.40)%	9.82%	100.36%	393.79%
S&P MidCap 400 Index	(1.28)%	11.48%	106.16%	423.14%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	(1.52)%	1.90%	7.19%	10.21%
Return Based on Bid/Ask Price	(1.40)%	1.89%	7.20%	10.21%
S&P MidCap 400 Index	(1.28)%	2.20%	7.50%	10.60%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust

Sponsor

PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017

NOTES